Movements in Equity - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Retained gains and other reserves	£ 10,407	£ 9,960	£ 6,885
Other reserve	2,463	3,205	2,355	£ 2,061
Associates and joint ventures [member]
Retained gains and other reserves	476	440	394
Merger and premerger reserves [member]
Other reserve	1,849	1,849	1,849
Capital redemption reserve [member]
Other reserve	£ 280	£ 280	£ 280